Stock-Based Compensation Expense Relating to Stock Options (Detail) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 Group 1 USD ($)	Dec. 31, 2012 Group 1 AUD	Jun. 30, 2013 Group 2 USD ($)	Dec. 31, 2012 Group 2 AUD	Jun. 30, 2013 Group 3 USD ($)	Dec. 31, 2012 Group 3 AUD	Jun. 30, 2013 Group 4 USD ($)	Dec. 31, 2012 Group 4 AUD
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price			$ 0.444	0.444	$ 1.000	1.000	$ 2.000	2.000	$ 3.480	3.480
Options Outstanding, Number Outstanding	21,437	21,900	1,856	1,856	12,681	13,144	5,900	5,900	1,000	1,000
Options outstanding, weighted average remaining contractual life (In Years)	4 years 4 months 10 days	4 years 10 months 17 days	3 years 4 months 10 days	3 years 10 months 10 days	4 years 3 months 22 days	4 years 10 months 6 days	4 years 8 months 5 days	5 years 2 months 1 day	5 years 11 days	5 years 6 months 7 days
Options Outstanding, weighted- average exercise price	1.34	1.34
Options exercisable, number outstanding	21,437	21,900	1,856	1,856	12,681	13,144	5,900	5,900	1,000	1,000
Options exercisable, weighted average remaining contractual life (In Years)	4 years 4 months 10 days	4 years 10 months 17 days	3 years 4 months 10 days	3 years 10 months 10 days	4 years 3 months 22 days	4 years 10 months 6 days	4 years 8 months 5 days	5 years 2 months 1 day	5 years 11 days	5 years 6 months 7 days
Options Exercisable, Weighted- Average Exercise Price	1.34	1.34